NET REVENUES	12 Months Ended
Dec. 31, 2023
NET REVENUES
NET REVENUES
13.	NET REVENUES

Disaggregation of revenues

All of the Group’s revenues for the years ended December 31, 2021, 2022 and 2023 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Years Ended December 31,
	2021	2022	2023
Product Revenues	12,331,705	13,403,436	14,841,910
B2C Business	491,855	408,305	357,975
B2B Business	11,839,850	12,995,131	14,483,935
Service Revenues	94,197	113,262	106,219
MP Service	52,309	68,477	70,271
Other Services	41,888	44,785	35,948
Total	12,425,902	13,516,698	14,948,129

The revenues by different product groups and services has been disclosed in Note 2(ad).

Contract balance

The typical contract term of MP service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2022 and 2023 was insignificant.

13.	NET REVENUES (Continued)

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheets. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2021	404,469	176,256
Increase/(decrease), net	84,406	120,105
Ending Balance as of December 31, 2022	488,875	296,361
Increase/(decrease), net	47,948	(171,366)
Ending Balance as of December 31, 2023	536,823	124,995

Revenues with amount of RMB 176,256 and RMB 296,361 were recognized in the years ended December 31, 2022 and 2023, respectively that were included in the balance of advance from customers at the beginning of the each year. The Group expected that RMB 124,995 will be recognized in one month after year end.